SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION

Employee Share options

In September 2013, the Board of Directors of the Company approved an Equity Incentive Plan (the “Plan”), under which, the Board of Directors may grant options to purchase ordinary shares to officers and directors, employees and individual advisors who render services to the Group to purchase an aggregate of no more than 1,287,500 ordinary shares of the Group (“Option Pool”). From 2014 to 2022, the Board of Directors approved to increase the Option Pool to 16,943,190 ordinary shares.

The options granted have a contractual term of 10 years and generally vest over a four-year period, with vesting schedules: 25% of the awards vesting on the anniversary of the grant date each year.

On October 27, 2022, the Board of directors of the Company has resolved, effective December 31, 2022 (the “Effective Date”), the exercise price per share of each option that is outstanding and not exercised, canceled, forfeited, or surrendered immediately prior to the effective Date, whether vested or unvested, shall be amended to USD0.01 per Share. All other terms of the share options granted remain unchanged. As of December 31, 2022, there were 51 grantees affected with the incremental cost of RMB 42,100 for vested options to be recognized as compensation expenses immediately and the incremental cost of RMB 6,652 for unvested options to be recognized over the remaining vesting period, ranging from 2022 to 2025.

The Black Scholes model was applied in determining the estimated fair value of the options granted. The model requires the input of subjective assumptions. The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended December 31, 2020 and 2021: The Company did not grant options during the year ended December 31, 2022.

	2020	2021
Risk-free rate of return	0.10%-1.67%	0.84%
Contractual life of option	10 years	10 years
Expected term	6.25 years	6.25 years
Estimated volatility rate	34%-59%	39%
Dividend yield	—	—
Fair value per ordinary share	US$2.95-$3.74	US$3.08

A summary of employee option activity under the Plan during the years ended December 31, 2022 is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at December 31, 2021	5,856,121	2.55	6.32	349
Granted	—	—
Forfeited	(17,500)	2.37
Expired	(429,716)	2.02
Exercised	(48,900)	1.08		95

Outstanding at December 31, 2022	5,360,005	0.01	5.34	8,040

Vested and exercisable as of December 31, 2022	4,710,612	0.01	5.13	7,103
Vested or expected to vest as of December 31, 2022	5,360,005	0.01	5.34	8,040

14.	SHARE-BASED COMPENSATION (Continued)

Employee Share options (Continued)

The weighted-average grant-date fair value of options granted during the years 2020, 2021, and 2022 was US$1.06, US$0.70, and nil, respectively. The total intrinsic value of options exercised during the years ended December 31, 2020, 2021, and 2022, was RMB11,932, RMB2,334 and RMB641, respectively. Total compensation cost recognized for the years ended December 31, 2020, 2021 and 2022 was RMB 37,662, RMB 25,565 and RMB 47,117, respectively.

As of December 31, 2022, there was RMB44,918 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 0.7 years.

Non- Employee Share options

The options granted have a contractual term of 10 years and were issued in payment for their consultation services which was expected to be performed over 4 years from the date of issuance. As services are performed, 25% of the awards vest on the anniversary of the grant date each year. The estimated fair value of the awards were determined using the Black Scholes model with the same assumptions used in employee share options.

On October 27, 2022, the Board of directors of the Company has resolved, effective December 31, 2022 (the “Effective Date”), the exercise price per share of each option that is outstanding and not exercised, canceled, forfeited, or surrendered immediately prior to the effective Date, whether vested or unvested, shall be amended to USD0.01 per Share. All other terms of the share options granted remain unchanged. As of December 31, 2022, there were 4 grantees affected by the modification, with total incremental compensation cost RMB 617 resulting from the modification and nil incremental to be recognized after 2022.

As of December 31, 2022, there were 70,625 fully vested options with weighted average exercise price US$ 0.01, weighted average remaining contractual term 4.83 years and aggregate intrinsic value US$ 105,938. Nil option was granted during 2022.

The weighted-average grant-date fair value of options granted during the years 2020, 2021 and 2022 was nil, respectively. The total intrinsic value of options exercised during the years ended December 31, 2020, 2021 and 2022, was RMB34,737, nil and nil, respectively. Total compensation cost recognized for the years ended December 31, 2020, 2021 and 2022 was RMB111, RMB668 and RMB639, respectively.

As of December 31, 2022, there was nil of unrecognized compensation expense related to unvested share options.

Restricted share units

The restricted share units granted have a contractual term of 10 years and vest over a four-year period that 25% of the awards vesting on the anniversary of the grant date each year. The fair value of restricted share units with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

14.	SHARE-BASED COMPENSATION (Continued)

Restricted share units (Continued)

The following table summarized the Group’s restricted share unit activities during the year ended December 31, 2022.

	Number of	Weighted
	Restricted	Average Grant Date
	Share Units	Fair Value
		US$
Restricted share units outstanding at December 31, 2021	2,385,789	4.27
Granted	552,274	1.26
Forfeited	(308,422)	4.48
Vested	(837,238)	4.23
Restricted share units outstanding at December 31, 2022	1,792,403	3.33

The weighted-average grant-date fair value of share units granted during the years 2020, 2021 and 2022 was US$3.28, US$5.27 and US$1.26, respectively. During the years ended December 31, 2020, 2021 and 2022, 638,052, 894,988 and 837,238 share units were exercised with an aggregate intrinsic value of RMB 30,544, RMB 20,167 and RMB 17,072, respectively. The total fair value of restricted share units vested during the years ended December 31, 2020, 2021 and 2022 was RMB 17,107 RMB 22,395 and RMB 23,921, respectively. Total compensation cost recognized for the years ended December 31, 2020, 2021 and 2022 was RMB 21,280, RMB 25,711 and RMB 22,410. As of December 31, 2022, there was RMB 26,782 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 1.6 years.

It is noted that on September 9, 2022, the Company received a preliminary non-binding proposal letter from Dr. Gang Yu, Mr. Junling Liu, and Shanghai Guosheng Capital Management Co., Ltd., proposing to acquire all of the outstanding Class A ordinary shares of the Company (“Proposed Transaction”). On October 27, 2022, the Board of directors of the Company has resolved that any and all of the options or RSUs that are outstanding and unvested and not otherwise exercised, forfeited immediately upon the closing of the Company’s Proposed Transaction shall vest immediately upon closing of the Proposed Transaction (the “Vest Acceleration”), and the Vest Acceleration shall no longer be in effect in the event that the Proposed Transaction is not closed by June 30, 2023. The Company assessed that the Proposed Transaction was not probable as of December 31, 2022, therefore, the modification did not have accounting consequence.

Employee ownership plan of 1 Pharmacy Technology

As disclosed in Note 11, the excess of the fair value of the restricted shares of LLPs issued to the employees of 1 Pharmacy Technology over the issuance price of RMB 32,500 is recognized as share-based compensation over the vesting period. The shares issued to the employees in each LLP are not outstanding shares but are restricted with 50% of the shares vesting within two years from the issuance date and the remaining 50% vesting evenly on an annual basis over the 2 years thereafter, which are also subject to adjustment based on performance condition.

For the years ended December 31, 2020, 2021 and 2022, the Group determined the fair value of the restricted shares of LLPs using market approach or income approach with the assistance from third party valuation specialist and the weighted average fair value of the restricted shares was estimated at RMB 14.19, RMB 14.74 and RMB 14.5 per share respectively.

On July 1, 2022, the Company modified the vesting terms that substantially all of the unvested restricted shares of LLPs would not be exercisable until the completion of the 1 Pharmacy Technology’s qualified IPO. The modification was a probable-to-improbable modification as IPO constituted a performance condition that was not considered probable until the IPO completion date. As such, no incremental fair value was recognized unless and until the modified condition becomes probable. The award’s original grant-date fair value is recognized as an expense, over the requisite service period, regardless of whether the modified conditions are satisfied. For the restricted shares granted after July 1,2022, no share-based compensation expense was recognized. As of December 31, 2022, there were 46 grantees affected with the total unrecognized share-based compensation expenses of RMB 2,289, which will be recognized as share-based compensation expense when qualified IPO is probable.

14.	SHARE-BASED COMPENSATION (Continued)

Employee ownership plan of 1 Pharmacy Technology (Continued)

The following table summarized the Group’s restricted shares of LLPs activities during the year ended December 31, 2022.

			Weighted average
	Number of Restricted	Weighted Average	remaining contractual	Aggregate intrinsic
	Share Units of LLPs	Grant Date Fair Value	term	value
		RMB
Non-vested restricted shares outstanding at December 31, 2021	31,647,637	14.12	2.94	395,595
Granted	3,497,214	13.50
Forfeited	(3,573,665)	14.06
Vested	—	—
Non-vested restricted shares outstanding at December 31, 2022	31,571,186	14.06	2.07	427,158

The weighted-average grant-date fair value of share units granted during the years 2020, 2021 and 2022 was RMB14.19, RMB13.74 and RMB13.50, respectively. The total fair value of restricted share units vested during the years ended December 31, 2020, 2021 and 2022 was nil. Total compensation cost recognized for the years ended December 31, 2020, 2021 and 2022 was RMB16,642, RMB93,649 and RMB87,218.

As of December 31, 2022, there was RMB 214,826 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2.07 years.

Share-based compensation for all share options, restricted share units and employee ownership plan of 1 Pharmacy Technology

The Group recorded share based compensation expense of RMB 75,695, RMB 145,593 and RMB 157,384 for the years ended December 31, 2020, 2021 and 2022, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
General and administrative expenses	22,727	69,718	86,992
Selling and marketing expenses	40,562	50,532	50,110
Technology expenses	12,406	25,343	20,282
Total	75,695	145,593	157,384